UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Steeple Capital LP
Address: 711 Fifth Avenue, Suite 401
         New York, NY  94105

13F File Number:  28-11492

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William J. Jennings II
Title:     Chief Financial Officer
Phone:     212-622-7843

Signature, Place, and Date of Signing:

      /s/  William J. Jennings II     New York, NY     August 10, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     17

Form13F Information Table Value Total:     $122,052 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADAMS RESPIRATORY THERAPEUTI   COM              00635P107    12802   325000 SH       SOLE                   325000        0        0
ALIGN TECHNOLOGY INC           COM              016255101     5955   246500 SH       SOLE                   246500        0        0
AMERICAN MED SYS HLDGS INC     COM              02744M108      180    10000 SH       SOLE                    10000        0        0
CYTYC CORP                     COM              232946103     3449    80000 SH       SOLE                    80000        0        0
HOLOGIC INC                    COM              436440101     6361   115000 SH       SOLE                   115000        0        0
MEDICINES CO                   COM              584688105    12077   685400 SH       SOLE                   685400        0        0
MERCK & CO INC                 COM              589331107    18077   363000 SH       SOLE                   363000        0        0
ONYX PHARMACEUTICALS INC       COM              683399109     6725   250000 SH       SOLE                   250000        0        0
OSI PHARMACEUTICALS INC        COM              671040103    10139   280000 SH       SOLE                   280000        0        0
QUEST DIAGNOSTICS INC          COM              74834L100     9452   183000 SH       SOLE                   183000        0        0
RESPIRONICS INC                COM              761230101     4344   102000 SH       SOLE                   102000        0        0
SENORX INC                     COM              81724W104     1360   132530 SH       SOLE                   132530        0        0
SUN HEALTHCARE GROUP INC       COM NEW          866933401      725    50000 SH       SOLE                    50000        0        0
THORATEC CORP                  COM NEW          885175307     9103   495000 SH       SOLE                   495000        0        0
UNIVERSAL HEALTH RLTY INCM T   SH BEN INT       91359E105     1998    60000 SH       SOLE                    60000        0        0
VCA ANTECH INC                 COM              918194101    10742   285000 SH       SOLE                   285000        0        0
WRIGHT MED GROUP INC           COM              98235T107     8563   355000 SH       SOLE                   355000        0        0